Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000240238
Shareholder Report [Line Items]
Fund Name	PMV Adaptive Risk Parity ETF
Class Name	PMV Adaptive Risk Parity ETF
Trading Symbol	ARP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PMV Adaptive Risk Parity ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pmvcapital.com/arp. You can also request this information by contacting us at 1-888-495-9115.
Additional Information Phone Number	1-888-495-9115
Additional Information Website	https://www.pmvcapital.com/arp
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PMV Adaptive Risk Parity ETF	$130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Dear Shareholders,

I am writing to update you on the performance and developments of the Fund over the past year.

The Fund has posted strong results over the past year. This has been driven primarily by the Fund’s allocations to global equities and physical gold. These trends have been persistent for several years, as evidence of the underlying economic trends of strong economic activity and inflationary pressures.

I would like to express my gratitude for your continued trust and support. Our success is intrinsically linked to the confidence you place in us, and we are committed to upholding the highest standards in managing your investments.

As always, we encourage you to reach out with any questions you may have. Your feedback is invaluable, and we appreciate the opportunity to serve as stewards of your capital.

Thank you for being a valued shareholder of the Fund.

Sincerely,

Daniel Snover, CFA

Chief Investment Officer

PMV Capital Advisors

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	PMV Adaptive Risk Parity ETF	Morningstar US Core Bond Index (USD) (TR)Footnote Reference*
Dec/22	$10,000	$10,000
Oct/23	$9,930	$9,627
Oct/24	$11,675	$10,626
Oct/25	$13,561	$11,277

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
PMV Adaptive Risk Parity ETF	16.15%	11.23%
Morningstar US Core Bond Index (USD) (TR)Footnote Reference*	6.13%	4.29%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 50,679,917
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 147,292
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$50,679,917	6	$147,292	203%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Closed-End Fund	20.9%
Exchange-Traded Funds	76.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Harbor Commodity All Weather Strategy ETF	21.8%
Vanguard FTSE Emerging Markets ETF	21.7%
Sprott Physical Gold Trust	20.9%
Invesco QQQ Trust, Series 1	11.2%
Vanguard S&P 500 ETF	11.0%
Vanguard FTSE Developed Markets ETF	10.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-495-9115
Updated Prospectus Web Address	https://www.pmvcapital.com/arp